LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2013
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)

Loans: Concentration of credit risk
Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2012 and 2013 comprised:
	2012			2013
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in millions)
Consumer:
Residential mortgages	17,985	4,368	22,353	17,720	3,889	21,609
Credit card	1,459	5,190	6,649	1,381	4,244	5,625
Auto financing	209	107	316	138	62	200
Other consumer	4,709	3,888	8,596	4,694	3,680	8,374
Total consumer	24,362	13,553	37,914	23,933	11,875	35,808
Commercial:
Industry and mining	5,132	2,569	7,701	4,725	2,322	7,047
Small scale industry	1,779	1,496	3,275	2,123	1,721	3,844
Trade	7,038	3,684	10,723	7,562	3,722	11,284
Construction	987	1,813	2,800	1,082	1,999	3,081
Tourism	454	277	731	612	348	960
Shipping and transportation	2,182	813	2,995	2,174	786	2,960
Commercial mortgages	664	619	1,283	579	262	841
Public sector	5,608	238	5,846	5,848	252	6,100
Other	112	1,186	1,298	655	858	1,513
Total commercial	23,956	12,695	36,652	25,360	12,270	37,630
Total loans	48,318	26,248	74,566	49,293	24,145	73,438
Unearned income	(53)	(179)	(232)	(48)	(155)	(203)
Loans, net of unearned income	48,265	26,069	74,334	49,245	23,990	73,235
Less: Allowance for loan losses	(5,797)	(1,521)	(7,318)	(6,211)	(1,540)	(7,751)
Net Loans	42,468	24,548	67,016	43,034	22,450	65,484

	December 31, 2012			December 31, 2013
	Small business loans	Other commercial loans	Total commercial loans	Small business loans	Other commercial loans	Total commercial loans
	(EUR in millions)			(EUR in millions)
Greek
Satisfactory	591	9,042	9,633	651	9,802	10,453
Watchlist	1,129	7,914	9,043	1,300	7,698	8,998
Substandard	1,934	3,346	5,280	2,196	3,713	5,909
	3,654	20,302	23,956	4,147	21,213	25,360
Foreign
Satisfactory	1,977	7,314	9,291	2,054	7,047	9,101
Watchlist	444	1,155	1,599	472	1,241	1,713
Substandard	254	1,552	1,806	621	835	1,456
	2,675	10,021	12,696	3,147	9,123	12,270

Total	6,329	30,323	36,652	7,294	30,336	37,630

	At and for the year ended December 31, 2012
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	104	-	62	3	-
Other consumer loans	146	-	91	12	-
Small business loans	49	-	24	3	-
Other commercial loans	423	-	311	8	11

With related allowance:
Residential mortgages	5,299	(828)	3,747	10	28
Credit cards	639	(524)	584	5	-
Other consumer loans	2,679	(1,458)	2,199	10	33
Small business loans	2,069	(820)	1,797	3	18
Other commercial loans	8,129	(2,052)	8,536	223	10
Total Greek impaired loans	19,537	(5,682)	17,351	277	100

Foreign
With no related allowance:
Residential mortgages	2	-	1	-	-
Other consumer loans	-	-	-	1	-
Small business loans	1	-	2	-	-
Other commercial loans	208	-	223	4	-

With related allowance:
Residential mortgages	230	(62)	195	8	1
Credit cards	546	(369)	476	10	18
Other consumer loans	589	(361)	528	14	20
Small business loans	628	(206)	638	17	1
Other commercial loans	1,583	(478)	1,240	52	33
Total Foreign impaired loans	3,787	(1,476)	3,303	106	73

	At and for the year ended December 31, 2013
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis
	(EUR in millions)
Greek
With no related allowance:
Residential mortgages	330	-	217	8	-
Other consumer loans	254	-	201	20	-
Small business loans	65	-	56	5	-
Other commercial loans	766	-	595	6	18

With related allowance:
Residential mortgages	6,841	(846)	6,127	16	26
Credit cards	678	(628)	657	4	-
Other consumer loans	2,876	(1,791)	2,766	10	24
Small business loans	2,460	(974)	2,229	5	8
Other commercial loans	3,305	(1,889)	6,437	23	14
Total Greek impaired loans	17,575	(6,128)	19,285	97	90

Foreign
With no related allowance:
Residential mortgages	10	-	11	-	-
Credit cards	257	-	75	30	-
Other consumer loans	17	-	19	2	-
Small business loans	24	-	27	1	-
Other commercial loans	226	-	168	4	-

With related allowance:
Residential mortgages	347	(72)	206	6	4
Credit cards	466	(291)	660	8	16
Other consumer loans	569	(359)	512	35	20
Small business loans	867	(288)	608	26	2
Other commercial loans	1,774	(476)	1,424	21	29
Total Foreign impaired loans	4,557	(1,486)	3,710	133	71

			2011	2012	2013
			(EUR in millions)
Average recorded investment in impaired loans			11,835	20,653	22,995
Interest income recognized on a cash basis			108	172	161

Loans And Allowance For Loan Losses Delinquent And Non Accrual Loans By Loan Class Tables [Text Block]

The following tables provide details of delinquent and non-accruing loans by loan class at December 31, 2012 and 2013:
	December 31, 2012
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	1,109	4,106	5,215	12,770-	-	17,985	573	4,554
Credit card	59	639	698	761-	-	1,459	27	613
Other consumer	292	2,139	2,431	2,487-	-	4,918	93	2,536
Small business loans	139	1,650	1,789	1,865-	-	3,654	8	1,996
Other commercial loans	322	2,868	3,190	17,112-	-	20,302	129	3,032
Total Greek loans	1,921	11,402	13,323	34,995	-	48,318	830	12,731

Foreign
Residential mortgages	210	206	416	3,771-	180	4,367	-	239
Credit card	126	471	597	4,593-	-	5,190	-	551
Other consumer	180	505	685	3,310-	-	3,995	2	590
Small business loans	96	624	720	1,955-	-	2,675	43	640
Other commercial loans	144	1,129	1,273	8,747-	1	10,021	161	1,175
Total Foreign loans	756	2,935	3,691	22,376	181	26,248	206	3,195
Total loans	2,677	14,337	17,014	57,371	181	74,566	1,036	15,926

	December 31, 2013
							Of which:
	Past due 31-89 days	Past due greater than 90 days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	+90 days and accruing loans	Non accruing loans
	EUR in millions

Greek
Residential mortgages	1,039	4,770	5,809	11,911	-	17,720	466	5,808
Credit card	35	678	713	668	-	1,381	17	661
Other consumer	253	2,337	2,590	2,242	-	4,832	52	2,822
Small business loans	152	2,000	2,152	1,995	-	4,147	-	2,335
Other commercial loans	631	3,243	3,874	17,339	-	21,213	48	4,266
Total Greek loans	2,110	13,028	15,138	34,155	-	49,293	583	15,892

Foreign
Residential mortgages	181	209	390	3,423	76	3,889	-	248
Credit card	118	409	527	3,717	-	4,244	-	728
Other consumer	152	480	632	3,110	-	3,742	-	572
Small business loans	100	565	665	2,482	-	3,147	2	634
Other commercial loans	132	1,217	1,349	7,774	-	9,123	8	1,499
Total Foreign loans	683	2,880	3,563	20,506	76	24,145	10	3,681
Total loans	2,793	15,908	18,701	54,661	76	73,438	593	19,573

(1) loans less than 30 days past due are included in current loans

Loans And Allowance For Loan Losses Troubled Debt Restructurings [Text Block]

	December 31, 2012			December 31, 2013
Greek	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions
Residential mortgages	1,899	(116)	16	1,737	(63)	12
Other consumer	674	(139)	16	502	(94)	10
Small business loans	364	(57)	7	350	(64)	4
Other commercial loans	476	(64)	19	768	(116)	42
Total Greek TDR loans	3,413	(376)	58	3,357	(337)	68

	December 31, 2012			December 31, 2013
Foreign	Total balance	Allowance for loan losses	Interest income recognized during the period	Total balance	Allowance for loan losses	Interest income recognized during the period
	EUR in millions			EUR in millions
Residential mortgages	34	(2)	2	27	(3)	2
Other consumer	87	(10)	6	64	(7)	5
Credit card	79	(5)	9	310	(3)	30
Small business loans	33	(4)	1	66	(3)	1
Other commercial loans	143	(13)	3	174	(20)	13
Total foreign TDR loans	376	(34)	21	641	(36)	51

The following table discloses financing receivables modified in a TDR which became delinquent thirty days or greater during the reporting period and for which payment default occurred within 12 months after the modification.

		December 31, 2012		December 31, 2013
		Greek	Foreign	Greek	Foreign
		EUR in millions		EUR in millions
Residential mortgages		1,367	34	1,226	16
Other consumer		432	70	307	34
Credit card		-	79	-	143
Small business loans		113	24	53	9
Other commercial loans		234	32	232	136
Total loans		2,146	239	1,818	338

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2012 and 2013.

					December 31,
					2012	2013
Payment modification					2,611	3,999
Combination modification					3,792	4,686
Term modification					290	710
Interest only modification					279	538
other					101	176
Total					7,073	10,109

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2012 and 2013.

					December 31,
					2012	2013
Current Loans					2,754	4,358
Past due 31-89 days					866	1,111
Past due greater than 90 days					3,453	4,640
Total					7,073	10,109

	December 31, 2012		December 31, 2013
	Greek	Foreign	Greek	Foreign
	EUR in millions		EUR in millions
Residential mortgages	1,367	34	1,226	16
Other consumer	432	70	307	34
Credit card	-	79	-	143
Small business loans	113	24	53	9
Other commercial loans	234	32	232	136
Total loans	2,146	239	1,818	338

The Group offers a number of modifications to customers. The modification programs that the Group offers its customers can generally be described in the following categories:
Payment modification – A modification in which the principal and interest payment are lowered from the original contractual terms.
Term modification - A modification which changes the maturity date, timing of payments or frequency of payments.
Interest only modification – A modification in which the loan is converted to interest only payments for a period of time.
Combination modification – Any other type of modification, including the use of multiple categories above.

The following table discloses financing receivables modified as troubled debt restructurings by modification programs as at December 31, 2012 and 2013.

				December 31,
				2012	2013
Payment modification				2,611	3,999
Combination modification				3,792	4,686
Term modification				290	710
Interest only modification				279	538
other				101	176
Total				7,073	10,109

The following table discloses the ageing of financing receivables modified as troubled debt restructurings at December 31, 2012 and 2013.

				December 31,
				2012	2013
Current Loans				2,754	4,358
Past due 31-89 days				866	1,111
Past due greater than 90 days				3,453	4,640
Total				7,073	10,109

Loans And Allowance For Loan Losses Allowance For Loan Losses Tables [Text Block]

	2012	2013
	(EUR in millions)
Opening balance as of January 1,	19,942	23,324
Impaired loans acquired	-	660
Impaired loans in the period	6,559	5,708
Loans transferred to non-impaired status	(93)	(5,785)
Impaired loans paid-off	(1,102)	(948)
Sale of impaired loans	(8)	(216)
Impaired loans written-off	(220)	(249)
Loans exchanged through PSI (see Note 11)	(1,779)	-
Foreign exchange differences	25	(362)
Closing balance as of December 31,	23,324	22,132

As December 31, 2013, the probability that the Hellenic Republic will default has significantly declined and therefore the Group reversed the allowance in the amount of EUR 415 million related to the Hellenic Republic where deemed appropriate and reclassified those respective balances in the amount of EUR 5,400 million to non- impaired.

Allowance for loan losses

An analysis of the change in the allowance for loan losses by portfolio segment for the years ended December 31, follows:
	2011			2012			2013
	Consumer	Commercial	Total	Consumer	Commercial	Total	Consumer	Commercial	Total
	(EUR in millions)
Balance at beginning of year	1,677	1,498	3,175	2,561	3,990	6,551	3,722	3,596	7,318
Provision for loan losses	999	1,385	2,383	1,214	1,071	2,285	716	253	969
Provision for loans eligible to PSI[1]	-	1,320	1,320	-	37	37	-	-	-
Write-offs	(85)	(84)	(169)	(75)	(146)	(221)	(79)	(170)	(249)
Recoveries	24	8	32	13	6	19	57	31	88
Net Write-offs	(61)	(76)	(137)	(62)	(140)	(202)	(22)	(139)	(161)
Sale of impaired loans	-	(107)	(107)	-	(8)	(8)	(216)	-	(216)
Loans exchanged through PSI[1]	-	-	-	-	(1,356)	(1,356)	-		-
Translation differences	(54)	(30)	(83)	9	2	11	(122)	(37)	(159)
Allowance at end of year	2,561	3,990	6,551	3,722	3,596	7,318	4,078	3,673	7,751

1	Provision due to the PSI relates to the impairment recognized in 2011 for certain loans to the Hellenic Republic or loans to Greek public sector entities that are guaranteed by the Hellenic Republic, which were eligible for the PSI. These loans were exchanged in the PSI in 2012 (see Note 11).

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment And Methodology Tables [Text Block]

The following tables set forth the allowances for loan losses by portfolio segment and by impairment methodology and the respective recorded investment as at December 31, 2012 and December 31, 2013

December 31, 2012	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	7,923	1,973	7,923	1,973
Coefficient	-	-	12,650	236	12,650	236
Homogeneous	24,362	2,900	3,385	689	27,747	3,589
Foreign	13,372	822	12,694	698	26,066	1,520
Total	37,734	3,722	36,652	3,596	74,386	7,318

December 31, 2013	Consumer		Commercial		Total
	loans		loans
	Loans	Allowance for loan losses	Loans	Allowance for loan losses	Loans	Allowance for loan losses
Impairment methodology:	(EUR in millions)

Specific	-	-	3,010	1,808	3,010	1,808
Coefficient	-	-	18,453	242	18,453	242
Homogeneous	23,933	3,324	3,897	835	27,830	4,159
Foreign	11,799	756	12,270	786	24,069	1,542
Total	35,732	4,080	37,630	3,671	73,362	7,751

Loans And Allowance For Loan Losses Exposure To Greek State Tables [Text Block]
Exposure to the Hellenic Republic and its related allowance at December 31, 2012, and 2013 are as follows:
	December 31, 2012		December 31, 2013
	Total loans	Allowance for loan losses	Total loans	Allowance for loan losses
	(EUR in millions)		(EUR in millions)
Loan to Hellenic Republic	5,040	(415)	4,915	-
Loans to public sector entities	962	(118)	851	(79)
Corporate and Small Business loans	531	(75)	469	(38)
Mortgage loans	1,322	(4)	1,232	-
Total loans	7,855	(612)	7,467	(117)
Securities purchased under agreements to resell	30	-	30	-
Other assets	475	(25)	445	(4)
Total Exposure to Hellenic Republic	8,360	(637)	7,942	(121)

Loans And Allowance For Loan Losses Securitized Loans And Covered Bonds Tables [Text Block]

Securitized loans	2012	2013
	(EUR in millions)
Consumer loans (Revolver 2008-1 Plc-December 2008)	920	800
Credit cards (Revolver 2008-1 Plc-December 2008)	1,055	975
Receivables from Public sector (Titlos Plc-February 2009)	4,625	4,915
Mortgages (Spiti Plc-September 2011)	1,565	1,391
Auto loans (Autokinito Plc-September 2011)	283	155
Consumer loans (Agorazo Plc-September 2011)	1,414	1,132
Total	9,862	9,368

Covered bonds	2012	2013
	(EUR in millions)
Mortgages	15,735	11,473
of which eligible collateral	12,015	10,373

Securitized loans
The Bank, through its VIEs, has the following securitized notes in issue as at December 31, 2013:
Issuer	Description	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class A	Consumer loans and credit card accounts	December 12, 2008	September 2020	900(1),(2)	Paid monthly at a fixed rate of 2.6% per annum
Revolver 2008 - 1 Plc(1)	Secured Floating Rate Notes- Class B	Consumer loans and credit card accounts	December 12, 2008	September 2020	269(2)	Paid monthly at a fixed rate of 2.9% per annum
Titlos Plc	Floating Rate Asset Backed Notes	Receivables from Public sector	February 26, 2009	September 2039	5,100(3)	Paid semi-annually at a rate of six-month Euribor plus 50 bps per annum
Spiti Plc	Asset Backed Floating Rate Notes- Class A	Residential mortgages	September 20, 2011	September 2058	1,500(2),(4)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Spiti Plc	Asset Backed Floating Rate Notes- Class B	Residential mortgages	September 20, 2011	September 2058	250(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 400 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class A	Auto loans	September 23, 2011	September 2023	400(2),(4)	Paid semi-annually at a rate of six-month Euribor plus a margin of 200 bps
Autokinito Plc	Asset Backed Floating Rate Notes- Class B	Auto loans	September 23, 2011	September 2023	97(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 350 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class A	Consumer loans	September 23, 2011	September 2033	1,250(2),(5)	Paid semi-annually at a rate of six month Euribor plus a margin of 300 bps
Agorazo Plc	Asset Backed Floating Rate Notes- Class B	Consumer loans	September 23, 2011	September 2033	413(2)	Paid semi-annually at a rate of six-month Euribor plus a margin of 450 bps
(1)	The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the UK) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes. As at December 31, 2012 and 2013, the balances of the subordinated loans were EUR 199 million and EUR 183 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest. In 2013, Revolver 2008-1 Plc proceeded with the partial redemption of class A notes of EUR 636 million. The outstanding balance of class A notes as at 31 December 2013 is EUR 265 million and have been rated CCC by Standard and Poors.

(2)	The Bank retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.
(3)	The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors. The outstanding balance of Titlos Plc as at December 31, 2013 is EUR 4,652 million and has been rated Caa3 by Moody’s.
(4)	On March 20, 2013, Spiti Plc and Autokinito Plc preceded with the partial redemption of class A notes of EUR 66 million and of EUR 90 million, respectively. Furthermore, on September 20, 2013, Spiti Plc and Autokinito Plc proceeded with the partial redemption of class A notes of EUR 90 million and of EUR 66 million, respectively. The outstanding amounts of Spiti Plc and Autokinito Plc as at December 31, 2013 are EUR 1,210 million and EUR 90 million respectively.
(5)	Agorazo Plc proceeded with the partial redemption of class A notes of EUR 163 million on March 15, 2013 and EUR 192 million on September 16, 2013. The outstanding amount of Agorazo Plc as at December 31, 2013 amounts to EUR 837 million.

Covered bonds
Under the covered bond Programs I and II, the Bank has the following covered bond series in issue as at December 31, 2013:
Program	Series number	Type of collateral	Issue date	Maturity date	Nominal amount in million EUR	Interest rate
Program I(1)	Third Series	Residential mortgage loans	October 7, 2009	October 2016	846	Paid annually at a fixed coupon rate of 3.875%
Program II(2)	First Series	Residential mortgage loans	June 24, 2010	June 2015	1,500	Paid quarterly at the ECB’s refinancing rate plus a margin of 170 bps
Program II(2)	Second Series	Residential mortgage loans	June 24, 2010	June 2017	1,500	Paid quarterly at the ECB’s refinancing rate plus a margin of 200 bps
Program II(2)	Third Series	Residential mortgage loans	June 24, 2010	June 2019	1,500	Paid quarterly at the ECB’s refinancing rate plus a margin of 230 bps
Program II(2)	Fourth Series	Residential mortgage loans	November 25, 2010	November 2018	1,100	Paid quarterly at the ECB’s refinancing rate plus a margin of 210 bps

Program II(2)	Sixth Series	Residential mortgage loans	May 6, 2011	September 2014	1,300	Paid quarterly at the ECB’s refinancing rate plus a margin of 250 bps
(1)	EUR 10 billion covered bonds program ("Program I") established on November 26, 2008. The issue under this Program is currently rated B3 by Moody’s and B+ by Fitch.
(2)	EUR 15 billion covered bonds program ("Program II") established on June 21, 2010. The issues under this Program are currently rated B3 by Moody’s and B by Fitch.

Furthermore, the Bank, in 2012, has cancelled the following issues under the covered bond Program I & II:
Series number	Issue date	Cancellation date	Original nominal amount in EUR		Cancelled amount in million EUR
Program I
Third Series	October 7, 2009	August 1, 2012	1.5	billion	654(1)
Program II
Fourth Series	November 25, 2010	March 9, 2012	1.5	billion	170
Fourth Series	November 25, 2010	April 11, 2012	1.5	billion	70
Fourth Series	November 25, 2010	May 14, 2012	1.5	billion	160
(1)	This issue is presented within Note 25 since all bonds were sold to domestic and foreign investors

Loans And Allowance For Loan Losses Allowance For Loan Losses By Portfolio Segment Tables [Text Block]

Allowance for loan losses by portfolio segment
The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2012.

	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	2,900	2,897	5,797
of which:
for impaired loans	2,810	2,872	5,682
for non-impaired loans	91	25	116

Impaired loans	8,867	10,670	19,537
Non-impaired loans	15,494	13,287	28,781

Foreign
Allowance for loan losses at year end	822	699	1,521
of which:
for impaired loans	792	684	1,476
for non-impaired loans	30	15	45

Impaired loans	1,368	2,419	3,787
Non-impaired loans	12,005	10,276	22,281

The following table provides the allowance for loan losses by portfolio segment and the respective recorded investment at December 31, 2013.
	Consumer loans	Commercial loans	Total
Greek	(EUR in millions)
Allowance for loan losses at year end	3,324	2,885	6,209
of which:
for impaired loans	3,265	2,862	6,127
for non-impaired loans	59	23	82

Impaired loans	10,979	6,596	17,575
Non-impaired loans	12,954	18,764	31,718

Foreign
Allowance for loan losses at year end	756	786	1,542
of which:
for impaired loans	723	763	1,486
for non-impaired loans	33	23	56

Impaired loans	1,666	2,891	4,557
Non-impaired loans	10,133	9,379	19,512

Loans And Allowance For Purchased Credit Impaired Loans Tables [TextBlock]

Purchased Loans at Acquisition Date

(EUR in millions)
Contractually required payments including interest	1,508
Less: Non-accretable difference	670
Cash flows expected to be collected	838
Less: Accreable yield	178
Fair Value of loans acquired	660

The table below shows activity for the accretable yield on PCI loans, which includes the FBB and Probank portfolio.

Rollforward of Accretable Yield
(EUR in millions)
Additions	178
Accretion	(13)
Accretable yield December 31, 2013	165